Investment securities (Tables)	3 Months Ended
Jan. 31, 2024
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Disclosure of Carrying Value Of Banks Investment Securities Per Measurement Category
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	January 31 2024	October 31 2023
Debt investment securities measured at FVOCI	$101,961	$82,150
Debt investment securities measured at amortized cost	34,106	31,984
Equity investment securities designated at FVOCI	2,232	2,164
Equity investment securities measured at FVTPL	1,910	1,888
Debt investment securities measured at FVTPL	50	51
Total investment securities	$140,259	$118,237

Disclosure of Unrealized Gains and Losses on Fair Value through Other Comprehensive Income Securities
(a) Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at January 31, 2024 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$16,700	$67	$233	$16,534
Canadian provincial and municipal debt	13,309	95	276	13,128
U.S. treasury and other U.S. agency debt	40,747	303	1,150	39,900
Other foreign government debt	29,963	186	518	29,631
Other debt	2,797	16	45	2,768
Total	$103,516	$667	$2,222	$101,961

As at October 31, 2023 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$12,794	$6	$413	$12,387
Canadian provincial and municipal debt	7,680	2	536	7,146
U.S. treasury and other U.S. agency debt	30,741	32	2,075	28,698
Other foreign government debt	32,246	91	936	31,401
Other debt	2,597	2	81	2,518
Total	$86,058	$133	$4,041	$82,150

Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost
(b) Debt investment securities measured at amortized cost

	As at
	January 31, 2024		October 31, 2023
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$10,287	$10,437	$9,927	$10,211
U.S. treasury and other U.S. agency debt	18,327	19,383	17,912	19,788
Other foreign government debt	4,123	4,124	1,860	1,871
Corporate debt	169	162	117	114
Total	$32,906	$34,106	$29,816	$31,984

(1)	Balances are net of allowances, which are $1 (October 31, 2023 – $1).

Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income
(c) Equity investment securities designated at fair value through other comprehensive income (FVOCI)

As at January 31, 2024 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$1,758	$556	$82	$2,232
Total	$1,758	$556	$82	$2,232

As at October 31, 2023 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$1,947	$390	$173	$2,164
Total	$1,947	$390	$173	$2,164